Intangible Assets - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2012
Intangible Assets Additional Textual [Abstract]
Amortization expense	$ 14,687	$ 29,419	$ 127,080	$ 67,147
Impairment charges related to patents			129,667	0
License Agreements extended period	60 days		60 days
Minimum royalty of agreements	12,500		12,500
Capping total royalties for multiple royalty payments to licensors	3.75%		3.75%
Annual license maintenance fee					120,000
Annual license maintenance fee paid in Aug 31, 2013			240,000
Annual license maintenance fee paid in Aug 31, 2014			240,000
Loss on abandonment of license			(147,826)
Milestone fee upon receiving a Phase II Small Business Innovation Research	15,000		15,000
Royalty fees included in sales and marketing expense	47,031	37,265
Minimum
Intangible Assets Additional Textual [Abstract]
Royalty fees range under the license agreements	1.00%		1.00%
Maximum
Intangible Assets Additional Textual [Abstract]
Royalty fees range under the license agreements	3.00%		3.00%
Licensing agreements
Intangible Assets Additional Textual [Abstract]
Future amortization of license and patent agreements in 2013	55,000		58,400
Future amortization of license and patent agreements in 2014	46,000		55,300
Future amortization of license and patent agreements in 2015	46,000		46,000
Future amortization of license and patent agreements in 2016	46,000		46,000
Future amortization of license and patent agreements in 2017	46,000		46,000
Future amortization of license and patent agreements in 2013	44,000
Licensing agreements | Minimum
Intangible Assets Additional Textual [Abstract]
License agreements amortization periods	17 years		17 years
Licensing agreements | Maximum
Intangible Assets Additional Textual [Abstract]
License agreements amortization periods	20 years		20 years
Patents
Intangible Assets Additional Textual [Abstract]
License agreements amortization periods	3 years		3 years
Selling and Marketing Expense
Intangible Assets Additional Textual [Abstract]
Royalty fees included in sales and marketing expense			$ 167,000	$ 115,000